UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-02240

                                          Stratton Real Estate Fund, Inc.

(Exact name of registrant as specified in charter)

150 South Warner Road, Suite 460

                             King of Prussia, PA 19406-2826

(Address of principal executive offices) (Zip code)

Michelle Whalen, Assistant Vice President

Stratton Real Estate Fund, Inc.

150 South Warner Road, Suite 460

                             King of Prussia, PA 19406-2826

(Name and address of agent for service)

Registrant’s telephone number, including area code: 610-941-0888

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

SCHEDULE OF INVESTMENTS September 30, 2013 (unaudited)

Stratton Real Estate Fund

	Number of Shares	Market Value (Note A)
COMMON STOCKS – 97.8%
Apartments – 15.9%
American Campus Communities, Inc.	45,000	$1,536,750
AvalonBay Communities, Inc.	10,000	1,270,900
Camden Property Trust	30,000	1,843,200
Education Realty Trust, Inc.	150,000	1,365,000
Equity Residential	35,000	1,874,950
Home Properties, Inc.	30,000	1,732,500
Post Properties, Inc.	30,000	1,350,600
UDR, Inc.	90,000	2,133,000

		13,106,900

Diversified – 4.2%
Digital Realty Trust, Inc.	30,000	1,593,000
DuPont Fabros Technology, Inc.	72,000	1,855,440

		3,448,440

Health Care – 10.1%
Health Care REIT, Inc.	40,000	2,495,200
Medical Properties Trust, Inc.	160,000	1,947,200
Omega Healthcare Investors, Inc.	50,000	1,493,500
Ventas, Inc.	40,000	2,460,000

		8,395,900

Industrial – 5.4%
EastGroup Properties, Inc.	40,000	2,368,400
First Industrial Realty Trust, Inc.	130,000	2,115,100

		4,483,500

Lodging – 13.1%
Ashford Hospitality Trust, Inc.	75,000	925,500
Chesapeake Lodging Trust	35,000	823,900
Hersha Hospitality Trust	225,000	1,257,750
LaSalle Hotel Properties	45,000	1,283,400
Marriott International, Inc. Class A	40,000	1,682,400
RLJ Lodging Trust	100,000	2,349,000
Ryman Hospitality Properties, Inc.	25,000	862,750
Sunstone Hotel Investors, Inc.	131,414	1,674,214

		10,858,914

	Number of Shares	Market Value (Note A)
Net Lease – 4.3%
National Retail Properties, Inc.	50,000	$1,591,000
WP Carey, Inc.	30,000	1,941,000

		3,532,000

Office – 9.7%
Alexandria Real Estate Equities, Inc.	30,000	1,915,500
Brandywine Realty Trust	125,000	1,647,500
Highwoods Properties, Inc.	50,000	1,765,500
SL Green Realty Corp.	30,000	2,665,200

		7,993,700

Regional Malls – 16.9%
General Growth Properties, Inc.	115,000	2,218,350
Glimcher Realty Trust	185,000	1,803,750
The Macerich Co.	45,000	2,539,800
Simon Property Group, Inc.	36,757	5,448,490
Tanger Factory Outlet Centers, Inc.	60,000	1,959,000

		13,969,390

Shopping Centers – 11.0%
Acadia Realty Trust	87,500	2,159,500
DDR Corp.	126,264	1,983,608
Equity One, Inc.	50,000	1,093,000
Federal Realty Investment Trust	16,000	1,623,200
Kimco Realty Corp.	110,000	2,219,800

		9,079,108

Storage – 5.5%
CubeSmart	140,000	2,497,600
Sovran Self Storage, Inc.	27,000	2,043,360

		4,540,960

Timber – 1.7%
Rayonier, Inc.	25,000	1,391,250

Total Common Stocks (Cost $66,916,188)		80,800,062

See accompanying Notes to Schedules of Investments.

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SCHEDULE OF INVESTMENTS September 30, 2013 (unaudited) (continued)

Stratton Real Estate Fund

	Principal Amount	Market Value (Note A)
SHORT-TERM INVESTMENTS – 2.2%
BNY Mellon Cash Reserve 0.01%, due10/01/13	$1,844,975	$ 1,844,975

Total Short-Term Investments (Cost $1,844,975)		1,844,975

Total Investments — 100.0% (Cost $68,761,163*)		82,645,037
Liabilities in Excess of Other Assets — 0.0%		(4,350)

NET ASSETS — 100.0%		$82,640,687

*	Aggregate cost is $68,761,163 and net unrealized appreciation is as follows:

Gross unrealized appreciation	$17,719,659
Gross unrealized depreciation	(3,835,785)

Net unrealized appreciation	$13,883,874

See accompanying Notes to Schedules of Investments.

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NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (unaudited)

Note A. Security Valuation – Securities listed or admitted to trading on any national securities exchange are valued at their last sale price on the exchange where the securities are principally traded or, if there has been no sale on that date, at the mean between the last reported bid and asked prices. Securities traded in the over-the-counter market are valued at the official closing price if carried in the National Market Issues section by NASDAQ; other over-the-counter securities are valued at the mean between the closing bid and asked prices obtained from a principal market maker. All other securities and assets, for which no quotations are readily available, are valued at their “fair value” as determined in good faith by the Advisor, subject to the oversight of the Boards of Directors of the Funds. Some of the more common reasons that may necessitate that a security be valued at “fair value” include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; or the security has not been traded for an extended period of time.

Note B. Fair Value Measurements – Various inputs are used in determining the fair value of investments which are as follows:

Level 1 - Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access at the measurement date

Level 2 - Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active

Level 3 - Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to value each Fund’s net assets as of September 30, 2013 is as follows:

	Mid Cap Value Fund	Real Estate Fund	Small Cap Value Fund
Level 1 - Quoted prices *	$61,276,017	$82,645,037	$1,057,501,241
Level 2 - Significant observable inputs	—	—	—
Level 3 - Significant unobservable inputs	—	—	—

Total Market Value of Investments	$61,276,017	$82,645,037	$1,057,501,241

*	The breakdown of each Fund’s investments into major categories is disclosed in its Schedule of Investments.

During the nine month period ended September 30, 2013, the Funds did not recognize any transfers to/from Level 1 or 2.

Note C. Determination of Gains or Losses on Sales of Securities – Gains or losses on the sale of securities are calculated for accounting and tax purposes on the identified cost basis.

Note D. Tax Disclosure – No provision for federal income taxes is required since the Funds intend to continue

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NOTES TO SCHEDULES OF INVESTMENTS (continued)

September 30, 2013 (unaudited)

to comply with all requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income and capital gains to shareholders. Federal income tax regulations differ from accounting principles generally accepted in the United States of America; therefore, distributions determined in accordance with tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character. Financial records are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of September 30, 2013.

As of December 31, 2012, Mid Cap Value Fund had pre-enactment net capital loss carryforwards for federal income tax purposes of $10,083,397 and $5,764,210, which are available to reduce future required distributions of net capital gains to shareholders. These amounts are available through 2017 and 2018, respectively. Mid Cap Value Fund also had a long-term capital loss carryforward of $316,372 available to offset future realized capital gains in accordance with the Regulated Investment Company Modernization Act of 2010. This capital loss carryforward is not subject to expiration and must first be utilized to offset future realized gains of the same character and must be utilized prior to the utilization of the loss carryforwards subject to expiration described previously. Real Estate Fund and Small Cap Value Fund did not have capital loss carryforwards for federal income tax purposes.

Under the Act, any capital loss, as defined by the Internal Revenue Code, that is realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The Funds had no deferred qualified late-year losses for the year ending December 31, 2012.

For additional information regarding the accounting policies of the Funds, refer to the most recent financial statements in the N-CSR filings at www.sec.gov.

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Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Stratton Real Estate Fund, Inc.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	11/5/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Gerald M. Van Horn
Gerald M. Van Horn, Chief Executive Officer
(principal executive officer)

Date	11/5/2013

By (Signature and Title)*	/s/ Lynne M. Cannon
Lynne M. Cannon, Chief Financial Officer
(principal financial officer)

Date	11/5/2013

* Print the name and title of each signing officer under his or her signature.